Note 17 - Restricted Cash - Restricted Cash (Details)		Dec. 31, 2020 AUD ($)	Sep. 30, 2020 AUD ($)	Dec. 31, 2019 AUD ($)	Sep. 18, 2019 USD ($)
Collateral for facilities (a) - current assets		$ 2,174,806		$ 2,055,473
Collateral for facilities (c) - non-current assets		$ 2,318,507		4,907,904
Restricted Cash, Total			$ 4,493,313	6,963,377
Collateral for Facilities [Member]
Collateral for facilities (a) - current assets	[1]		0	16,404
Collateral for facilities (c) - non-current assets	[2]		320,000	320,000
Performance Guarantee [Member]
Collateral for facilities (a) - current assets	[3]		2,174,806	2,039,069
Collateral for facilities (c) - non-current assets	[3]		$ 1,998,507	$ 4,587,904
Restricted Cash, Total					$ 5,000,000

[1]	Represents bank guarantee of CDN$15,000 as security deposit on HRL's credit card. This facility is no longer required
[2]	Represents bank guarantee of A$250,000 for commercial lease of UBS' premises and security deposit on Company's credit cards of A$70,000
[3]	Performance guarantee represents letter of credit issued in favour of Siemens pursuant to the 2019 Siemens Agreements. The performance guarantee was initially issued for US$5,000,000 and the same reduces in equal quarterly amounts over the 42 months with effect from September 18, 2019.